Operating Loss (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Loss [Abstract]
Depreciation of tangible fixed assets	£ 594	£ 232
Depreciation of right-of-use assets	324	156
Amortisation of intangible assets	1,133	6
Research and development expenses	23,392	4,211
Foreign exchange gains/(losses)	(9,673)	126
Share-based payment charge	£ 3,560	£ 444